Consolidated Statements of Cash Flows (Parenthetical) - BRL (R$) R$ in Thousands	Aug. 07, 2023	Dec. 31, 2022
Boa Vista Servicos S A [member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents	R$ 0	R$ 14,032